Long-Term Debt (Narrative II) (Details Narrative)	1 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended			8 Months Ended			9 Months Ended			12 Months Ended
	Feb. 10, 2020 USD ($)	Apr. 30, 2021 USD ($)	May 31, 2021 USD ($)	Aug. 12, 2024 USD ($)	Aug. 09, 2024 USD ($)	Jul. 31, 2021 USD ($)	Sep. 12, 2024 USD ($)	Sep. 05, 2024 USD ($)	Aug. 27, 2024 USD ($)	Oct. 13, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 24, 2019 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 26, 2021 USD ($)	May 20, 2021 USD ($)
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate Description														1-month Compounded SOFR
Basis Spread on Variable Rate														0.64%
Repayments of Debt													$ 292,010,000	$ (0)	$ 276,671,000
Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments													quarterly
Line of Credit Facility, Interest Rate Description													SOFR
Basis Spread on Variable Rate													2.50%
Outstanding amount													$ 44,500,000
Number of Repayment Installments													40
Quarterly Rental Payments													$ 862,500
Purchase Obligation													$ 10,000,000
Maturity Date													ten years
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Description of Scope													to finance the acquisition of the Four Vessels
Line of Credit Facility, Interest Rate Description													SOFR
Basis Spread on Variable Rate													3.25%
Sale Leaseback Transaction, Net Proceeds, Financing Activities										$ 30,000,000	$ 90,000,000
Number of sale and leaseback agreements													4
Outstanding amount													$ 42,813,000			$ 30,000,000
Sale Leaseback Transaction, Date													August 26, 2021
Purchase Obligation													$ 7,000,000
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member] | Three Out Of Four CMBFL Vessels [Member]
Line of Credit Facility [Line Items]
Maturity Date													September 2027
$120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member] | Fourth CMBFL Vessels [Member]
Line of Credit Facility [Line Items]
Maturity Date													October 2027
$54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Description of Scope													to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $46,624
Line of Credit Facility, Interest Rate Description													SOFR
Basis Spread on Variable Rate													3.25%
Repayments of Debt									$ 33,345,000
Sale Leaseback Transaction, Net Proceeds, Financing Activities			$ 54,000,000
Outstanding amount													$ 0				$ 54,000,000
Sale Leaseback Transaction, Date													May 20, 2021
Purchase Obligation													$ 19,980,000
Maturity Date													May 2028
Purchase Price			75,000,000
Advance Hire			21,000,000
Two Sale And Leaseback Agreement December 2024 [Member] | Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Description of Scope													to finance the acquisition of two of the newly acquired high-reefer ECO 9,019 TEU vessels, Bremerhaven Express, having closed in December 2024 and the other, Czech, in January 2025
Number of sale and leaseback agreements													2
Outstanding amount													$ 44,500,000
Two Sale And Leaseback Agreement January 2025 [Member] | Four Sale and Leaseback agreements ($44.5 Million each) - Minsheng Financial Leasing [Member]
Line of Credit Facility [Line Items]
Description of Scope													to finance the purchase of the remaining two newly acquired high-reefer ECO 9,019 TEU vessels
Number of sale and leaseback agreements													2
Outstanding amount													$ 44,500,000
Sale Leaseback Transaction, Date													In January 2025
First Twelve Quarterly Installments [Member] | $120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments													quarterly
Number of Repayment Installments													12
Quarterly Rental Payments													$ 1,587,500
Next Twelve Quarterly Installments [Member] | $120.0 Million - Sale and Leaseback agreements - CMBFL Four Vessels [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments													quarterly
Number of Repayment Installments													12
Quarterly Rental Payments													$ 329,200
Eight Installments [Member] | $54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments													quarterly
Number of Repayment Installments													8
Quarterly Rental Payments													$ 2,025,000
Twenty Installments [Member] | $54.0 Million Sale and Leaseback agreement - CMBFL [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments													quarterly
Number of Repayment Installments													20
Quarterly Rental Payments													$ 891,000
$51.7 Million Deutsche Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument													May 6, 2021
Maximum Borrowing Capacity													$ 51,670,000
Description of Scope													in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,527
Repayment installments													20
Line of Credit Facility, Frequency of Payments													quarterly
Periodic Payment													$ 1,162,450
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 28,421,000
Line of Credit Facility, Interest Rate Description													SOFR
Basis Spread on Variable Rate													3.25%
Repayments of Debt				$ 36,558,000
Long-Term Debt, Gross													$ 0
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument													April 15, 2021
Maximum Borrowing Capacity													$ 64,200,000
Description of Scope													in order to finance the acquisition of six out of the Seven Vessels
Line of Credit Facility, Interest Rate Description													SOFR
Basis Spread on Variable Rate													3.50%
Repayments of Debt								$ 12,706,000
Long-Term Debt, Gross													$ 0
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Each Tranche [Member]
Line of Credit Facility [Line Items]
Repayment installments													16
Line of Credit Facility, Frequency of Payments													quarterly
Periodic Payment													$ 668,750
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranches A, E and F [Member]
Line of Credit Facility [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities		$ 32,100,000
Maturity date													April 2025
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranches B and D [Member]
Line of Credit Facility [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities			$ 21,400,000
Maturity date													May 2025
$64.2 Million Hamburg Commercial Bank AG Credit Facility [Member] | Tranche C [Member]
Line of Credit Facility [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities						$ 10,700,000
Maturity date													July 2025
$51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument													April 13, 2021
Maximum Borrowing Capacity													$ 51,700,000
Description of Scope													in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an outstanding amount of $48,648
Repayment installments													20
Line of Credit Facility, Frequency of Payments													quarterly
Periodic Payment													$ 1,275,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 26,200,000
Line of Credit Facility, Interest Rate Description													SOFR
Basis Spread on Variable Rate													2.75%
Repayments of Debt					$ 35,125,000
Long-Term Debt, Gross													$ 0
Maturity date													April 2026
$9.0 Million Chailease Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument													February 26, 2020
Maximum Borrowing Capacity													$ 9,000,000
Description of Scope													to refinance the DVB Credit Facility
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 1,314,000
Line of Credit Facility, Interest Rate Description													SOFR
Basis Spread on Variable Rate													4.20%
Repayments of Debt							$ 1,831,000
Long-Term Debt, Gross													$ 0
$9.0 Million Chailease Credit Facility [Member] | 36 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments													monthly
Periodic Payment													$ 156,000
$9.0 Million Chailease Credit Facility [Member] | 24 Installments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Frequency of Payments													monthly
Periodic Payment													$ 86,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument													September 19, 2019
Description of Scope													in order to refinance existing credit facilities that had a maturity date in December 2020, of an outstanding amount of $224,310
Line of Credit Facility, Interest Rate Description													amended certain covenants in the Company’s favor at an unchanged rate of LIBOR + 3.00%. On July 1, 2022, the interest rate was SOFR plus a margin of 3.00% plus CAS and was payable at each quarter end date
Repayments of Debt					$ 133,200,000
Long-Term Debt, Gross													$ 0
Number of loan tranches													2
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche A [Member]
Line of Credit Facility [Line Items]
Repayment installments													20
Line of Credit Facility, Frequency of Payments													quarterly
Periodic Payment													$ 5,200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 126,000,000
Sale Leaseback Transaction, Net Proceeds, Financing Activities												$ 230,000,000
$268.0 Million Syndicated Senior Secured Credit Facility [Member] | Tranche B [Member]
Line of Credit Facility [Line Items]
Repayment installments													20
Line of Credit Facility, Frequency of Payments													quarterly
Periodic Payment													$ 1,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 18,000,000
Sale Leaseback Transaction, Net Proceeds, Financing Activities	$ 38,000,000
Extended $268.0 Million Syndicated Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Issuance date of debt instrument													January 2022
Description of Scope													to refinance its outstanding Syndicated Senior Secured Credit Facility
Basis Spread on Variable Rate													3.00%
Maturity date													December 2026